Equity - Schedule of the Equity Instrument (Detail) $ in Millions, $ in Millions		12 Months Ended
	Aug. 25, 2024	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 USD ($)	Jul. 17, 2024 USD ($)	Mar. 08, 2024 USD ($)
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Total		$ 6,037	$ 3,658
4.8% AT1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Face value				$ 500
Interest rate (%)	4.80%	6.709%
Redeemable at our option		Feb. 28, 2025
Total		$ 658	658
4.3% Series 1 LRCNs [member]
Disclosure of classes of share capital [line items]
Face value		$ 1,250
Interest rate (%)		4.30%
4.3% Series 1 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value		$ 1,250
Interest rate (%)		4.30%
Redeemable at our option		Nov. 30, 2025
Total		$ 1,250	1,250
5.625% Series 2 LRCNs [member]
Disclosure of classes of share capital [line items]
Face value		$ 750
Interest rate (%)		5.625%
5.625% Series 2 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value		$ 750
Interest rate (%)		5.625%
Redeemable at our option		May 31, 2027
Total		$ 750	750
7.325% Series 3 LRCNs [member]
Disclosure of classes of share capital [line items]
Face value		$ 1,000
Interest rate (%)		7.325%
7.325% Series 3 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value		$ 1,000
Interest rate (%)		7.325%
Redeemable at our option		Nov. 30, 2027
Total		$ 1,000	$ 1,000
7.700% Series 4 LRCNs [Member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value				1,000		$ 1,000
Interest rate (%)		7.70%
Redeemable at our option		May 31, 2029
Total		$ 1,356
7.300% Series 5 LRCNs [Member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value				$ 750	$ 750
Interest rate (%)		7.30%
Redeemable at our option		Nov. 30, 2034
Total		$ 1,023